                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 1, 2008

Fund                                                                 Prospectus date     Form #
RiverSource Variable Portfolio -- Growth Fund                          May 1, 2008    S-6466-99 AC
RiverSource Variable Portfolio -- Large Cap Value Fund                 May 1, 2008    S-6466-99 AC


The first paragraph of the Management section for each of the above-referenced funds has been revised as follows:

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

John K. Schonberg, CFA, Portfolio Manager
  - Managed the Fund since November 2008.
  - Equity Team Leader.
  - Joined RiverSource Investments in 1997.
  - Began investment career in 1988.
  - BS, University of Nebraska.

It is anticipated that Mr. Schonberg's role will be transitional, pending close of RiverSource Investments acquisition of J. & W. Seligman & Co., Inc., after which a long-term management plan will be implemented (expected before the end of November 2008).

The rest of the section remains unchanged.